Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2017 USD ($) Classification		Dec. 31, 2016 USD ($)
Trustco Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of classifications for prompt corrective action regulations provide | Classification		5
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 444,931		$ 424,802
Common equity Tier 1 capital		444,931		424,802
Tier 1 risk-based capital		444,931		424,802
Total risk-based capital		$ 476,942		$ 455,772
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		9.152%		8.829%
Common equity Tier 1 capital, ratio		17.46%		17.238%
Tier 1 risk-based capital, ratio		17.46%		17.238%
Total risk-based capital, ratio		18.72%		18.492%
Leverage Ratios [Abstract]
Tier 1 leverage ratio, well capitalized	[1]	5.00%		5.00%
Tier 1 leverage ratio, adequately capitalized	[1]	4.00%	[2]	4.00%
Common equity Tier 1 capital, well capitalized	[1]	6.50%		6.50%
Common equity Tier 1 capital, adequately capitalized	[1]	5.75%	[2]	5.125%
Tier 1 risk-based capital, well capitalized	[1]	8.00%		8.00%
Tier 1 risk-based capital, adequately capitalized	[1]	7.25%	[2]	6.625%
Total risk-based capital, well capitalized	[1]	10.00%		10.00%
Total risk-based capital, adequately capitalized	[1]	9.25%	[2]	8.625%
Common equity Tier 1 capital conservation buffer				1.25%
Tier 1 risk based capital ratio, capital conservation buffer				1.25%
Total risk based capital ratio, capital conservation buffer				1.25%
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 459,561		$ 438,426
Common equity Tier 1 capital		459,561		438,426
Tier 1 risk-based capital		459,561		438,426
Total risk-based capital		$ 491,590		$ 469,411
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		9.449%		9.11%
Common equity Tier 1 capital, ratio		18.02%		17.782%
Tier 1 risk-based capital, ratio		18.02%		17.782%
Total risk-based capital, ratio		19.28%		19.038%
Leverage Ratios [Abstract]
Tier 1 leverage ratio, adequately capitalized	[1],[2]	4.00%		4.00%
Common equity Tier 1 capital, adequately capitalized	[1],[2]	5.75%		5.125%
Tier 1 risk-based capital, adequately capitalized	[1],[2]	7.25%		6.625%
Total risk-based capital, adequately capitalized	[1],[2]	9.25%		8.625%
Common equity Tier 1 capital conservation buffer		1.25%		0.625%
Tier 1 risk based capital ratio, capital conservation buffer		1.25%		0.625%
Total risk based capital ratio, capital conservation buffer		1.25%		0.625%

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
[2]	The December 31, 2016 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a transition capital conservation buffer of 1.25 percent